Equity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 10, 2022 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares
Private placement units (in Shares) | shares	31,680,000
Gross proceeds	$ 31,283
Exercise price per share | $ / shares		$ 1.49
Warrant		$ 4,255
Maximum [Member]
Exercise price per share | $ / shares			$ 1.88
Placement Agents [Member]
Agent compensation options (in Shares) | shares		1,810,740
Options exercise price | (per share)		$ 0.99	$ 1.25
Option value		$ 515
Private Placement [Member]
Gross proceeds		27,028
Warrant		259
Net addition to equity		25,336
Issuance cost		1,692
Cash commissions		1,951
Warrant liability		$ 4,255